Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventory

Note 9. Inventory

Inventory, net of inventory reserves, consisted of the following (in thousands):

	March 31, 2025	December 31, 2024
Raw materials	$6,219	$7,215
Work in process	9,140	7,980
Finished goods	15,669	17,580
Total inventory	$31,028	$32,775

Note 7. Inventory

Inventory, net of inventory reserves, consisted of the following (in thousands):

	As of December 31,
	2024	2023
Raw materials	$7,215	$5,114
Work in process	7,980	5,439
Finished goods	17,580	15,570
Total inventory	$32,775	$26,123